Derivative Financial Instruments (Derivatives And Hedging-Overall-Subsequent Measurement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging	$ (37,811)	$ (23,563)
NYMEX Commodity Contracts [Member] | Product Sales Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging	(36,959)	(23,218)
NYMEX Commodity Contracts [Member] | Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging	(2,055)	(331)
Butane Price Swap Purchase Contracts [Member] | Product Purchases [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging	$ 1,203	$ (14)